PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2011	2012
	RMB	RMB

Buildings	220,767	303,804
Capital lease of property	12,000	52,133
Motor vehicles	15,370	10,527
Office and computer equipment	141,126	149,064
Leasehold improvements	229,333	198,656
	618,596	714,184
Less: accumulated depreciation	(131,102)	(187,513)
Add: construction in progress	4,899	786
Total	492,393	527,457